Statements of Convertible Preferred Stock and Stockholders Equity - USD ($) $ in Thousands	Total	Series A Convertible Preferred Stock [Member]	Series A-1 Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Series A Convertible Preferred Stock [Member]	Common Stock [Member] Series A-1 Convertible Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance at Dec. 31, 2013	$ 4,942		$ 2,054				$ 40,970	$ (38,082)
Series A convertible preferred stock, Beginning balance at Dec. 31, 2013		$ 7,920
Beginning balance, shares at Dec. 31, 2013			2,054	1,178,804
Series A convertible preferred stock, Beginning balance, shares at Dec. 31, 2013		7,920
Issuance of common stock under Lincoln Park Capital, LLC purchase agreement	1,886						1,886
Issuance of common stock under Lincoln Park Capital, LLC purchase agreement, shares				70,000
Issuance of common stock under employee stock purchase plan	61						61
Issuance of common stock under employee stock purchase plan, shares				3,252
Stock-based compensation expense	1,846						1,846
Dividends issued on Series A and Series A-1 convertible preferred stock	3,774	$ 356	$ 240				3,534
Dividends issued on Series A and Series A-1 convertible preferred stock, shares		356	240
Fair value of Series A and Series A-1 convertible preferred stock dividends	(4,130)						(4,130)
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock	3,000	$ (3,000)	$ 3,000
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock, shares		(3,000)	3,000
Conversions of Series A and Series A-1 convertible preferred stock into common stock	166	$ (166)	$ (3,716)				3,882
Conversions of Series A and Series A-1 convertible preferred stock into common stock, shares		(166)	(3,716)	946,371	40,572	905,799
Net loss	(8,800)							(8,800)
Ending balance at Dec. 31, 2014	2,745		$ 1,578				48,049	(46,882)
Series A convertible preferred stock, Ending balance at Dec. 31, 2014		$ 5,110
Ending balance, shares at Dec. 31, 2014			1,578	2,198,427
Series A convertible preferred stock, Ending balance, shares at Dec. 31, 2014		5,110
Issuance of common stock under Lincoln Park Capital, LLC purchase agreement	64						64
Issuance of common stock under Lincoln Park Capital, LLC purchase agreement, shares				5,000
Issuance of common stock in exchange for patent and technology rights	228						228
Issuance of common stock in exchange for patent and technology rights, shares				20,000
Issuance of common stock in connection with public offering, net of offering costs of $1,198	9,202			$ 1			9,201
Issuance of common stock in connection with public offering, net of offering costs of $1,198, shares				2,600,000
Issuance of common stock under employee stock purchase plan	31						31
Issuance of common stock under employee stock purchase plan, shares				6,889
Issuance of common stock upon exercise of warrants in connection with public offering	198						198
Issuance of common stock upon exercise of warrants in connection with public offering, shares				43,500
Stock-based compensation expense	1,535						1,535
Dividends issued on Series A and Series A-1 convertible preferred stock	104	$ 105	$ 21				83
Dividends issued on Series A and Series A-1 convertible preferred stock, shares		105	21
Fair value of Series A and Series A-1 convertible preferred stock dividends	209						209
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock	2,000	$ (2,000)	$ 2,000
Exchange of Series A convertible preferred stock into Series A-1 convertible preferred stock, shares		(2,000)	2,000
Conversions of Series A and Series A-1 convertible preferred stock into common stock	$ 3,215	$ (3,215)	$ (3,599)				6,814
Conversions of Series A and Series A-1 convertible preferred stock into common stock, shares	43,500	(3,215)	(3,599)	1,661,030	783,740	877,290
Net loss	$ (10,223)							(10,223)
Ending balance at Dec. 31, 2015	8,890			$ 1			$ 65,994	$ (57,105)
Ending balance, shares at Dec. 31, 2015				6,534,846
Series A convertible preferred stock, Ending balance, shares at Dec. 31, 2015		0
Net loss	(6,655)
Ending balance at Sep. 30, 2016	$ 3,036